RELATED-PARTY TRANSACTIONS - Operations with related parties (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Controlling shareholders
RELATED PARTY TRANSACTIONS
Guarantee fee percentage	0.95%	0.95%	0.95%
Debenture guarantee fees	R$ 68	R$ 194	R$ 689
Revenue from rental agreement	554	445	801
Investments
RELATED PARTY TRANSACTIONS
Sales to Related parties	1,572,618	1,382,584	630,190
Purchases from related parties	198,636	129,513	121,618
Net amount, related party transactions	R$ 1,373,982	R$ 1,253,071	R$ 508,572